Property and Equipment, net (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Property, Plant, and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consists of the following:

	Estimated Useful Life (years)	June 30, 2026	September 30, 2025

Equipment and furniture	5 - 7	$400	$400
Laboratory equipment	5	690	681
Leasehold improvements	Shorter of estimated useful life or remaining lease term	41	41
Property and equipment, gross		1,131	1,122
Less: Accumulated depreciation		(923)	(794)
Property and equipment, net		$208	$328

Property and equipment, net consists of the following:

	Estimated Useful Life	September 30,
	(years)	2025	2024

Equipment and furniture	5 - 7	$400	$948
Laboratory equipment	5	681	687
Leasehold improvements	Shorter of estimated useful life or remaining lease term	41	891
Property and equipment, gross		1,122	2,526
Less: Accumulated depreciation		(794)	(1,349)
Property and equipment, net		$328	$1,177